INVENTORIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INVENTORIES
Inventory write-down	¥ 32,846	$ 4,762	¥ 8,103	¥ 22,577